BASIS OF PREPARATION (Tables)	12 Months Ended
Dec. 31, 2023
Corporate information and statement of IFRS compliance [abstract]
Disclosure of subsidiaries
Subsidiaries and divisions related to significant properties of the Company are accounted for as outlined below.

Name	Property (Location)	December 31, 2023	December 31, 2022	Type of Arrangement	Accounting Method
IAMGOLD Essakane S.A. ("Essakane S.A.")	Essakane mine (Burkina Faso)	90%	90%	Subsidiary	Consolidation
Doyon division including the Westwood mine[1]	Doyon division (Canada)	100%	100%	Division	Consolidation
Côté Gold division[1,2]	Côté Gold project (Canada)	70%	70%	Division	Proportionate share
Euro Ressources S.A.[3]	France	90%	90%	Subsidiary	Consolidation
Merrex Gold Inc.	Diakha-Siribaya Gold project (Mali)[4]	100%	100%	Subsidiary	Consolidation
Rosebel Gold Mines N.V.[5]	Rosebel mine (Suriname)	—%	95%	Subsidiary	Consolidation
IAMGOLD Boto S.A.[6]	Boto Gold project (Senegal)	—%	90%	Subsidiary	Consolidation
1.Part of IAMGOLD Corporation.
2.Prior to the Sumitomo Metal Mining Co. Ltd. ("SMM") financing arrangement entered into during December 2022 (note 7), the Company held a 70% participating interest in the assets, liabilities, revenues and expenses through an unincorporated joint venture with SMM with respect to the Côté Gold project (the "Côté UJV"). The Company's interest was diluted to 60.3% by December 31, 2023, however, the Company will continue to account for 70% of the participating interest until its option to repurchase its interest expires (note 7). A third party holds a 7.5% net profits interest in the mineral tenure comprising the project.
3.The Company is in the process of purchasing the shares held by the minority interest shareholders (note 39).
4.As at December 31, 2023, the Diakha-Siribaya Gold project continues to meet the criteria to be classified as held for sale (note 6).
5.The sale of the Rosebel mine, which includes the Saramacca Project, was completed on January 31, 2023 (note 5).
6.The sale of the Boto Gold project was completed on April 25, 2023 (note 6).
Disclosure of joint ventures
Subsidiaries and divisions related to significant properties of the Company are accounted for as outlined below.

Name	Property (Location)	December 31, 2023	December 31, 2022	Type of Arrangement	Accounting Method
IAMGOLD Essakane S.A. ("Essakane S.A.")	Essakane mine (Burkina Faso)	90%	90%	Subsidiary	Consolidation
Doyon division including the Westwood mine[1]	Doyon division (Canada)	100%	100%	Division	Consolidation
Côté Gold division[1,2]	Côté Gold project (Canada)	70%	70%	Division	Proportionate share
Euro Ressources S.A.[3]	France	90%	90%	Subsidiary	Consolidation
Merrex Gold Inc.	Diakha-Siribaya Gold project (Mali)[4]	100%	100%	Subsidiary	Consolidation
Rosebel Gold Mines N.V.[5]	Rosebel mine (Suriname)	—%	95%	Subsidiary	Consolidation
IAMGOLD Boto S.A.[6]	Boto Gold project (Senegal)	—%	90%	Subsidiary	Consolidation
1.Part of IAMGOLD Corporation.
2.Prior to the Sumitomo Metal Mining Co. Ltd. ("SMM") financing arrangement entered into during December 2022 (note 7), the Company held a 70% participating interest in the assets, liabilities, revenues and expenses through an unincorporated joint venture with SMM with respect to the Côté Gold project (the "Côté UJV"). The Company's interest was diluted to 60.3% by December 31, 2023, however, the Company will continue to account for 70% of the participating interest until its option to repurchase its interest expires (note 7). A third party holds a 7.5% net profits interest in the mineral tenure comprising the project.
3.The Company is in the process of purchasing the shares held by the minority interest shareholders (note 39).
4.As at December 31, 2023, the Diakha-Siribaya Gold project continues to meet the criteria to be classified as held for sale (note 6).
5.The sale of the Rosebel mine, which includes the Saramacca Project, was completed on January 31, 2023 (note 5).
6.The sale of the Boto Gold project was completed on April 25, 2023 (note 6).